Consolidated And Combined Income Statements (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Petroleum product sales	$ 15,560,317	[1]	$ 16,854,985	[1]	$ 16,586,845	[1]
Merchandise sales	2,159,466		2,144,347		2,115,567
Ethanol sales and other	363,552		301,976		216,804
Total revenues	18,083,335		19,301,308		18,919,216
Costs and operating expenses
Petroleum product cost of goods sold	15,009,955	[1]	16,298,316	[1]	15,910,606	[1]
Merchandise cost of goods sold	1,877,630		1,855,641		1,851,867
Ethanol cost of goods sold	228,899		269,168		225,197
Station and other operating expenses	493,703		480,109		461,416
Depreciation and amortization	74,130		71,740		64,879
Impairment of properties			60,988
Selling, general and administrative	132,999		113,122		93,133
Accretion of asset retirement obligation	1,096		980		877
Total costs and operating expenses	17,818,412		19,150,064		18,607,975
Income from operations	264,923		151,244		311,241
Other income (expense)
Interest income	1,099		172		32
Interest expense	(14,509)		(384)		(408)
Gain (loss) on sale of assets	5,995		(1,005)		(363)
Other nonoperating income	169		92		311
Total other income (expense)	(7,246)		(1,125)		(428)
Income from continuing operations before income taxes	257,677		150,119		310,813
Income tax expense	101,351		63,705		122,960
Income from continuing operations	156,326		86,414		187,853
Income (loss) from discontinued operations, net of taxes	78,707		(2,846)		136,167
Net Income	$ 235,033		$ 83,568		$ 324,020
Earnings per share - basic:
Income from continuing operations	$ 3.34		$ 1.85		$ 4.02
Income (loss) from discontinued operations	$ 1.68		$ (0.06)		$ 2.91
Net income - basic	$ 5.03		$ 1.79		$ 6.93
Earnings per share - diluted:
Income from continuing operations	$ 3.34		$ 1.85		$ 4.02
Income (loss) from discontinued operations	$ 1.68		$ (0.06)		$ 2.91
Net income - diluted	$ 5.02		$ 1.79		$ 6.93
Weighted-average shares outstanding:
Basic	46,743		46,743		46,743
Diluted	46,858		46,743		46,743

[1]	Includes excise taxes of: $1,884,035 $1,962,660 $1,831,550